Commitments And Contingencies (Schedule Of Purchase Obligations) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments And Contingencies [Abstract]
2016	$ 1,100
2017	1,100
2018	1,100
2019	1,100
2020	1,100
Thereafter	$ 8,410